Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2019
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Summary of Intangible Assets and Goodwill

As of June 30, 2019, and December 31, 2018, Company’s intangible assets are as follows:

	June 30, 2019		December 31, 2018
Rights to produce and distribute Coca-Cola trademark products	Ps.	87,036	87,617
Goodwill		42,994	40,530
Trademark rights		6,679	6,699
Other indefinite lived intangible assets		2,298	1,977
Technology cost and management systems		3,740	4,270
Systems in development		807	777
Alcohol licenses		1,314	1,224
Others		3,248	2,516

		Ps.148,116	145,610

Schedule of Allocation of Amortization Expenses

For the six-month period ended June 30, 2019 and 2018, allocation for amortization expense is as follows:

	June 30, 2019		June 30, 2018
Cost of goods sold	Ps.	82	83
Administrative expenses		476	387
Selling expenses		349	329

	Ps.	907	799